JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the prospectus for the Institutional Class Shares of the Funds does not differ from those contained in Post-Effective Amendment No. 363 (Amendment No. 364 under the 1940 Act) filed electronically on October 28, 2014.

If you have any questions or comments, please call the undersigned at (614) 901-1370

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary

Appendix A

JPMorgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund